Earnings and Loss per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Summary of Earnings and loss per share

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	(Euros in thousands, except share and per share data)		(Euros in thousands, except share and per share data)
Net profit/(loss):	(24,610)	(13,980)	(44,357)	71,682
Basic	(0.32)	(0.22)	(0.58)	1.12
Diluted	(0.32)	(0.22)	(0.58)	1.11
Weighted average shares outstanding:
Basic	77,311,053	64,915,600	76,994,713	63,932,449
Diluted	77,311,053	64,915,600	76,994,713	64,477,256